STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York 10038

April 25, 2011

VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention:  Brion R. Thompson

Re:	O'Connor Fund of Funds: Event LLC
(formerly, UBS Event Fund, L.L.C.)
(File Nos. 333-169562 and 811-10479)

Ladies and Gentlemen:

On behalf of O'Connor Fund of Funds:  Event LLC (the "Fund"), transmitted for filing with the Securities and Exchange Commission (the "Commission") is Pre-Effective Amendment No. 1 (the "Amendment") to the Fund's Registration Statement (the "Registration Statement") on Form N-2 under the Securities Act of 1933, as amended (the "1933 Act") (also constituting Amendment No. 15 to the Fund's Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended).

Accompanying this filing are requests for acceleration, on behalf of the Fund and its distributor, of the Fund's Registration Statement to Monday, May 2, 2011.

The Amendment is marked to show changes from the versions of the prospectus and statement of additional information included in the Fund's Registration Statement filed on September 24, 2010.  These changes consist of those made in response to comments provided in your letter to me dated October 20, 2010, as well as various stylistic changes and disclosure clarifications.  The Fund's Registration Statement was filed on September 24, 2010 to comply with paragraphs (a)(5) and (6) of Rule 415 under the 1933 Act.  The filing of the Amendment was delayed solely to permit the inclusion of the Fund's audited financial statements for the fiscal year ended December 31, 2010 in lieu of its audited financial statements for the fiscal year ended December 31, 2009 and its unaudited semi-annual financial statements for the period ended June 30, 2010.

Set forth below is a summary of the comments of the staff (the "Staff") of the Commission and the Fund's responses thereto.  For the convenience of the Staff, the comments have been repeated in the headings below.  The Fund's response follows each heading.

Prospectus Summary

Investment Objective and Principal Strategies

Comment 1.  Disclosure in the seventh and eighth paragraphs state that the fund may invest in certain derivative transactions, including futures and total return swaps.  Please consider the staff observations set forth in the letter from Barry D. Miller, Associate Director, Office of Legal and Disclosure to Karrie McMillan, General Counsel, Investment Company institute, dated July 30, 2010.  See http://www.sec.gov/divisions/investment/guidance/ici073010.pdf.

Response 1.  In preparing the Amendment, we have taken account of the above comment.  The applicable disclosure in the Amendment has been drafted in a manner that is comparable to that included in the recently effective registration statement of O'Connor Fund of Funds:  Multi-Strategy and which we believe addresses the matters discussed in Mr. Miller's letter.

_______________________________

In addition to the foregoing changes, the Amendment includes the Fund's audited financial statements for the fiscal year ended December 31, 2010 and summary financial highlights derived therefrom.  A consent from the Fund's auditor, Ernst & Young LLP, is included as an exhibit to the Amendment.  The Amendment also includes certain other updating of Fund financial information, numerical data and disclosure clarifications.

Please be advised that concurrent with the filing of the Amendment, the following additional items are being submitted:
being submitted:

1.	A separate letter from the Fund in which the Fund acknowledges that:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

2.	Requests on behalf of the Fund and UBS Financial Services Inc. seeking acceleration of the effectiveness of the Amendment to May 2, 2011, or as soon thereafter as practicable.

*     *     *     *     *     *     *     *

We hope the Staff finds this letter and the revisions in the prospectus and SAI responsive to the Staff's comments.  Should you have any questions or comments, please feel free to contact me at 212.806.5790 (ggranik@stroock.com).

Very truly yours,

/s/ Gary L. Granik
Gary L. Granik

cc: Brad A. Green

O'CONNOR FUND OF FUNDS:  EVENT LLC
C/O UBS ALTERNATIVE AND QUANTITATIVE INVESTMENTS LLC
677 WASHINGTON BOULEVARD
STAMFORD, CONNECTICUT 06901

April 25, 2011

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attention:  Mr. Brion R. Thompson

Re:	O'Connor Fund of Funds: Event LLC (the "Fund")
Pre-Effective Amendment No. 1 to Form N-2 Registration Statement
(File Nos. 333-169562, 811-10479)

Ladies and Gentlemen:

Pursuant to Rule 461 promulgated under the Securities Act of 1933, as amended, the Fund hereby requests acceleration of the effective date of the above-referenced Amendment to the Registration Statement on Form N-2, to May 2, 2011 or as soon thereafter as practicable.

Very truly yours,

O'CONNOR FUND OF FUNDS: EVENT LLC

By:	/s/ Robert F. Aufenanger
Name: Robert F. Aufenanger Title: Authorized Person

UBS FINANCIAL SERVICES INC.
1285 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK  10019

April 25, 2011

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549
Attention:  Mr. Brion R. Thompson

Re:	O'Connor Fund of Funds: Event LLC (the "Fund")
Pre-Effective Amendment No. 1 to Form N-2 Registration Statement
(File Nos. 333-169562, 811-10479)

Ladies and Gentlemen:

Pursuant to Rule 461 under the Securities Act of 1933, as amended, UBS Financial Services Inc., as underwriter, hereby joins the Fund in requesting that the effective date of the above-referenced Amendment to the Fund's Registration Statement be accelerated so that it will be declared effective on May 2, 2011, or as soon thereafter as practicable.

Securities of the Fund are being sold on a best efforts basis.  No preliminary prospectuses have been or will be distributed before the date of effectiveness of the above-referenced Amendment to the Fund's Registration Statement.  Prospective investors will receive final prospectuses.

UBS FINANCIAL SERVICES INC.

By:	/s/ Brian Opatosky
Name: Brian Opatosky Title: Authorized Person

O'CONNOR FUND OF FUNDS:  EVENT LLC
c/o UBS Alternative and Quantitative Investments LLC
677 Washington Boulevard
Stamford, Connecticut 06901

April 25, 2011

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Brion R. Thompson

Re:	O'Connor Fund of Funds: Event LLC (the "Fund") File Nos. 333-169562, 811-10479

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), and in connection with a request for acceleration by the Fund of Pre-Effective Amendment No. 1 to its Registration Statement on Form N-2, File No. 333-169562, the undersigned Fund acknowledges the following:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing;  and

•	the Fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

O'connor Fund of Funds: Event LLC

By:	/s/ Robert F. Aufenanger
Name: Robert F. Aufenanger Title: Authorized Person